Note 1 - Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Stores		13
Impairment Charge Necessary Related To The FHLB Stock (in Dollars)		$ 0
Letters of Credit Outstanding, Amount (in Dollars)		1,620,362	3,119,020
Letters Of Credit, Collateral		These letters of credit are primarily related to our real estate lending and the approximate value of underlying collateral upon liquidation is expected to be sufficient to cover this maximum potential exposure at December 31, 2012.
Stock Dividend Declared		5.00%	5.00%
Dividends Payable, Date Declared	Dec. 20, 2012	Dec. 20, 2012
Dividends Payable, Date to be Paid	Jan. 14, 2013	Jan. 31, 2013
Dividends Payable, Date of Record	Jan. 14, 2013	Jan. 14, 2013
Marketable Securities (in Dollars)	252,130,133	225,868,865	236,158,197
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Marketable Securities (in Dollars)		$ 18,000,000
Investment Securities Type 1 [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Investment Owned, Percent of Total Portfolio		50.70%
Collateralized Mortgage Obligations [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Investment Owned, Percent of Total Portfolio		19.30%
Investment Securities Type 2 [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Investment Owned, Percent of Total Portfolio		30.00%
Interest Rate Lock Commitments [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Derivatives, Use of Derivatives		The Bank enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments).Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives.Time elapsing between the issuance of a loan commitment and closing and sale of the loan generally ranges from 30 to 120 days.